Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	35,201,232	978,243
Common stock, shares outstanding	35,201,232	978,243
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, shares issued	0	1,203,695
Preferred stock, shares outstanding	0	1,203,695
Series AA Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	105,000,000	105,000,000	105,000,000
Preferred stock, shares issued	0	25,277,591
Preferred stock, shares outstanding	0	25,277,591
Previously Reported
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		145,000,000	145,000,000
Common stock, shares issued		4,063,500	176,000
Common stock, shares outstanding		4,063,500	176,000
Previously Reported | Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		15,000,000	15,000,000
Preferred stock, shares issued		5,000,000	5,000,000
Preferred stock, shares outstanding		5,000,000	5,000,000
Previously Reported | Series AA Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		105,000,000	105,000,000
Preferred stock, shares issued		105,000,000	105,000,000
Preferred stock, shares outstanding		105,000,000	105,000,000